American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2020

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.6%
Equity Growth Fund Investor Class	416,125	13,137,081
Focused Dynamic Growth Fund Investor Class(2)	423,640	19,148,536
Growth Fund Investor Class	724,859	30,393,333
Heritage Fund Investor Class	1,121,813	27,349,791
Large Company Value Fund Investor Class	3,579,759	34,580,471
Mid Cap Value Fund Investor Class	1,579,120	23,307,804
Small Cap Growth Fund Investor Class	409,522	9,009,483
Small Cap Value Fund Investor Class	1,264,434	8,421,127
Sustainable Equity Fund Investor Class	924,316	31,084,742
		196,432,368
International Equity Funds — 35.4%
Emerging Markets Fund Investor Class	2,182,220	27,845,131
International Growth Fund Investor Class	2,056,733	28,177,241
Non-U.S. Intrinsic Value Fund Investor Class	2,219,297	16,600,342
NT Global Real Estate Fund Investor Class	948,028	9,262,235
NT International Small-Mid Cap Fund Investor Class	1,377,522	16,447,615
NT International Value Fund Investor Class	1,177,133	9,381,751
		107,714,315
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $226,360,185)		304,146,683
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$304,146,683

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$13,311	$37	$35	$(176)	$13,137	416	$24	$37
Focused Dynamic Growth Fund(3)	19,497	—	585	237	19,149	424	338	—
Growth Fund	33,374	—	1,907	(1,074)	30,393	725	1,355	—
Heritage Fund	27,276	—	602	676	27,350	1,122	270	—
Large Company Value Fund	33,723	1,092	—	(235)	34,580	3,580	—	146
Mid Cap Value Fund	23,179	111	—	18	23,308	1,579	—	112
Small Cap Growth Fund	8,688	—	348	670	9,010	410	57	—
Small Cap Value Fund	8,089	15	80	397	8,421	1,264	(11)	15
Sustainable Equity Fund	31,746	—	738	77	31,085	924	78	—
Emerging Markets Fund	27,085	—	381	1,141	27,845	2,182	98	—
International Growth Fund	29,485	—	1,505	197	28,177	2,057	595	—
Non-U.S. Intrinsic Value Fund	17,200	—	—	(600)	16,600	2,219	—	—
NT Global Real Estate Fund	9,061	517	—	(316)	9,262	948	—	—
NT International Small-Mid Cap Fund	16,241	—	482	689	16,448	1,378	85	—
NT International Value Fund	9,711	—	—	(329)	9,382	1,177	—	—
	$307,666	$1,772	$6,663	$1,372	$304,147	20,405	$2,889	$310
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.